FAIR VALUE OF ASSETS AND LIABILITIES - Liabilities measured at fair value on a recurring basis (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	$ 6,710,364	$ 4,737,454
Recurring Fair Value
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	6,710,364	4,737,454
Recurring Fair Value | Forwards
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	4,536,834	1,718,847
Recurring Fair Value | Forwards | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	4,526,353	1,711,644
Recurring Fair Value | Forwards | Equity contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	10,481	7,203
Recurring Fair Value | Swaps
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	1,940,943	2,925,699
Recurring Fair Value | Swaps | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	1,491,086	1,917,397
Recurring Fair Value | Swaps | Interest rate contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	449,857	1,008,302
Recurring Fair Value | Options
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	232,587	92,908
Recurring Fair Value | Options | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	232,587	92,908
Recurring Fair Value | Level 1
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	126,747	227,847
Recurring Fair Value | Level 1 | Swaps
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	126,728	227,847
Recurring Fair Value | Level 1 | Swaps | Interest rate contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	126,728	227,847
Recurring Fair Value | Level 1 | Options
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	19
Recurring Fair Value | Level 1 | Options | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	19
Recurring Fair Value | Level 2
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	6,399,889	4,109,918
Recurring Fair Value | Level 2 | Forwards
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	4,467,157	1,530,998
Recurring Fair Value | Level 2 | Forwards | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	4,458,528	1,523,795
Recurring Fair Value | Level 2 | Forwards | Equity contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	8,629	7,203
Recurring Fair Value | Level 2 | Swaps
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	1,700,164	2,486,012
Recurring Fair Value | Level 2 | Swaps | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	1,388,113	1,757,219
Recurring Fair Value | Level 2 | Swaps | Interest rate contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	312,051	728,793
Recurring Fair Value | Level 2 | Options
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	232,568	92,908
Recurring Fair Value | Level 2 | Options | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	232,568	92,908
Recurring Fair Value | Level 3
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	183,728	399,689
Recurring Fair Value | Level 3 | Forwards
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	69,677	187,849
Recurring Fair Value | Level 3 | Forwards | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	67,825	187,849
Recurring Fair Value | Level 3 | Forwards | Equity contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	1,852
Recurring Fair Value | Level 3 | Swaps
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	114,051	211,840
Recurring Fair Value | Level 3 | Swaps | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	102,973	160,178
Recurring Fair Value | Level 3 | Swaps | Interest rate contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	$ 11,078	$ 51,662